Common Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common Stock

11. Common Stock

The Company has an unlimited number of common shares authorized. As at December 31, 2021 185,169,792 common shares were issued and outstanding (125,339,156 – December 31, 2020).

For the year ended December 31, 2021

On March 8, 2021, the Company closed a non-brokered private placement financing for aggregate gross proceeds of $481,350 CAD (approximately US$400,792) (the “March Offering”). Under the March Offering, the Company issued an aggregate of 8,015,832 units, at a price of $0.06 CAD per unit (approximately US$0.05 per unit). Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.10 CAD (approximately $0.08) for a period of 30 months from the closing date.

On March 8, 2021, the Company settled a total of $265,000 CAD (US$220,833) in outstanding debt through the issuance to a creditor of 4,416,667 units, at a price of $0.06 CAD (US$0.05) per unit. Each unit issued in the Debt Settlement consists of one Common Share and one warrant under the same terms as the March Offering.

On March 8, 2021, the Company closed a private placement for aggregate proceeds of $235,808 (the “US Private Placement”). Under the US Private Placement, the corporation issued an aggregate of 4,716,160 units at a price of $0.05 per unit. Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.08 for a period of 30 months from the closing date.

On March 8, 2021, convertible debt in the principal amount of $112,500 CAD (US$89,198) was converted to 1,500,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

On March 30, 2021, convertible debt in the principal amount of $37,500 CAD (US$29,528) and accrued interest of $12,000 CAD (US$9,478) was converted to 660,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

On March 30, 2021, the Company granted 150,000 restricted share units which vested immediately. In connection with the grant, 150,000 Common Shares with a fair value of $36,900 were issued.

On March 30, 2021, the Company issued 3,304,600 Common Shares for the exercise of warrants at $0.10 for gross proceeds of $330,460.

On March 30, 2021, the Company issued 150,000 Common Shares for the exercise of options at $0.18 for gross proceeds of $27,358. In addition, the Company also issued 600,000 Common Shares for the exercise of options. In lieu of cash, the Company settled $109,427 of outstanding debt.

On March 30, 2021, the Company issued 400,000 Common Shares for the exercise of 400,000 warrants at $0.12 CAD (approximately US$0.10), with a fair value of $98,400 to settle long-term notes payable in the amount of $38,062. The Company recognized the loss on settlement of debt of $60,338.

On March 30, 2021, the Company issued 1,684,428 Common Shares with a fair value of $396,108 for services provided.

On March 30, 2021, the Company issued 190,000 Common Shares with a fair value of $41,608 to settle debt of $8,602. A loss of $33,006 was recognized pursuant to the issuance.

On April 16, 2021, the Company issued 1,000,000 Common Shares for the exercise of 1,000,000 warrants at $0.12 CAD (approximately US$0.10). In lieu of cash, debt in the amount of $120,000 CAD (US$95,959) was settled.

On April 16, 2021, the Company issued 600,000 Common Shares with a fair value of $188,729 for services provided.

On April 16, 2021, the Company issued 75,000 Common Shares with a fair value of $23,989 to settle accounts payable in the same amount.

On April 16, 2021, the Company issued 150,000 Common Shares with a fair value of $43,549 to settle debt in the amount of $7,908. A loss of $36,451 was recognized pursuant to the issuance.

On April 28, 2021, the Company issued 1,414,800 Common Shares at $0.12 CAD (approximately US$0.10) per share for gross proceeds of $169,776 CAD (US$135,670) relating to the exercise of 1,360,200 warrants. As at December 31, 2021, 54,600 shares issued in error were required to be cancelled.

On April 28, 2021, the Company issued 30,000 Common Shares at $0.10 CAD (approximately US$0.08) per share for gross proceeds of $3,000 CAD (US$2,403) relating to the exercise of 30,000 options.

On April 28, 2021, the Company issued 346,163 Common Shares with a fair value of $85,739 for services provided.

On June 28, 2021, the Company issued 135,000 Common Shares for the exercise of 145,000 warrants at prices ranging from $0.10 CAD - $0.12 CAD (approximately US$0.08 – US$0.10) for gross proceeds of $16,500 CAD (US$12,438). On September 8, 2021, the remaining 10,000 common shares were issued.

On June 28, 2021, the Company issued 150,000 Common Shares with a fair value of $36,939 to settle accounts payable in the same amount.

On June 28, 2021, the Company issued 25,000 Common Shares with a fair value of $5,210 to settle debt in the amount of $1,101. A loss of $4,107 was recognized pursuant to the issuance.

On June 28, 2021, the Company issued 50,000 Common Shares at $0.30 CAD (approximately US$0.24) per share for gross proceeds of $15,000 CAD (US$12,151).

On July 20, 2021, the Company issued 50,000 Common Shares at $0.30 CAD (approximately US$0.24) per share for gross proceeds of $15,000 CAD (US$11,905).

On August 9, 2021, the Company issued 16,134,000 shares, as a result of the exercise of 16,134,000 warrants with exercise prices varying from $0.10 - $0.20 CAD (US$0.08 - $0.16) for gross proceeds of $1,925,747 CAD (US$1,539,677). In the process, certain notes receivables were issued. See Note 8 for reference.

On August 20, 2021, the Company issued 3,605,247 shares, as a result of the exercise of 3,605,247 warrants with exercise prices varying from $0.12 - $0.41 CAD (US$0.10 - $0.32) for gross proceeds of $439,920 CAD (US$351,164).

On September 7, 2021, the Company issued 210,000 shares, as a result of the exercise of 200,000 warrants at $0.12 CAD (approximately US$0.10) for gross proceeds of $24,000 CAD (US$19,062). 10,000 shares were issued pursuant to the exercise of 10,000 warrants on June 28, 2021.

On September 7, 2021, the Company issued 500,000 Common Shares with a fair value of $95,000 for services provided.

On September 7, 2021, the Company issued 246,073 Common Shares with fair value of $47,445 to settle accounts payable of $38,729. A loss of $8,716 was recognized pursuant to the issuance.

On November 10, 2021, the Company granted 1,175,000 restricted share units which vested immediately. In connection with the grant, 1,125,000 Common Shares with a fair value of $167,625 were issued. As at December 31, 2021, 50,000 Common Shares with a fair value of $7,450 was required to be issued.

On November 10, 2021, the Company issued 4,966,667 shares as a result of the exercise of 4,966,667 warrants with exercise prices varying from $0.10 - $0.12 CAD (US$0.08 - $0.10) for gross proceeds of $581,000 CAD (US$464,064). In the process, certain notes receivables were issued. See Note 8 for reference.

On November 10, 2021, the Company issued 3,130,000 shares as a result of the exercise of 3,130,000 options with exercise prices varying from $0.08 - $0.15 CAD (US$0.06 - $0.12) for gross proceeds of $362,003 CAD (US$289,374). In the process, certain notes receivables were issued. See Note 8 for reference.

On December 2, 2021, the Company issued 100,000 shares pursuant to the exercise of 100,000 warrants on August 6, 2021 at $0.12 CAD (approximately US$0.10) for gross proceeds of $12,000 CAD (US$9,558).

For the year ended December 31, 2020

On June 19, 2020 the Company closed a non-brokered private placement financing for aggregate gross proceeds of $720,000 CAD (approximately US$529,968) (the “Offering”). Under the Offering, the Corporation issued an aggregate of 14,400,000 units (“Units”), at a price of $0.05 CAD per Unit (approximately US$0.04 per Unit). Each Unit was comprised of one common share in the capital of the Corporation (each a “Common Share”) and one Common Share purchase warrant (“Warrant”). Each Warrant entitles the holder to purchase one Common Share at a price of $0.12 CAD (approximately US$0.09) for a period of 24 months from the closing date. In addition, with the Offering, the Corporation settled a total of $30,000 CAD (US$22,115) in outstanding debt through the issuance to certain creditors of 600,000 Units, at a price of $0.05 CAD per Unit (the “Debt Settlement”). Each Unit issued in the Debt Settlement consists of one Common Share and one Warrant under the same terms as the Offering.

On July 31, 2020 the Company closed a non-brokered private placement financing, by:

●	issuing 933,333 units for cash at a price of $0.06 CAD per unit (approximately US$0.04 per unit), for proceeds of $56,000 CAD (US$41,298);
●	issuing 2,050,000 Units for services, valued at US$91,779; and
●	issuing 6,202,334 Units for debt settlement of US$277,289.

Each unit was comprised of one Common Share and one Warrant. Each Warrant entitles the holder to purchase one Common Share at a price of $0.12 CAD (approximately US$0.09) for a period of 24 months from the closing date.

On July 31, 2020, the Company granted 525,000 restricted share units which vested immediately. In connection with the grant, 525,000 Common Shares with a fair value of $29,400 were issued.

On September 4, 2020, the Company closed a private placement of 3,601,333 units at $0.06 CAD per unit, for gross proceeds of $216,080 CAD (approximately US$156,538). Each unit consists of one Common Share and one Warrant. Each Warrant entitles the holder to purchase one Common Share at a price of $0.12 CAD (or US$0.09) for a period of 24 months from the closing date. In connection with the private placement, the Company issued 149,800 broker warrants with a fair value of $7,117. The broker warrants have the same terms as the warrants attached to the units.

On September 15, 2020, the Company issued 173,333 units with a fair value of $11,644 in settlement of convertible debt of $9,870. Each unit consists of one share and one warrant; each warrant can acquire one share at an exercise price of $0.12 CAD per share, or approximately US$0.09 per share.

On November 17, 2020, the Company closed a non-brokered private placement financing for aggregate gross proceeds of $222,600 CAD (approximately US$170,875) (the “November Offering”). Under the November Offering, the Corporation issued an aggregate of 3,710,000 units, at a price of $0.06 CAD per unit (approximately US$0.04 per unit). Each unit was comprised of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.12 CAD (approximately US$0.09) for a period of 24 months from the closing date. In addition, the Company settled a total of $18,000 (US$14,140) in outstanding debt through the issuance to a creditor of 300,000 units, at a price of $0.06 per unit. Each unit issued in the Debt Settlement consists of one Common Share and one warrant under the same terms as the November Offering.

On November 17, 2020, the Company granted 1,900,000 restricted share units which vested immediately. In connection with the grant, 1,900,000 Common Shares with a fair value of $134,900 were issued.

On December 10, 2020, the Company closed a non-brokered private placement financing for aggregate gross proceeds of $30,000 CAD (approximately US$23,566) (the “December Offering”). Under the December Offering, the Corporation issued an aggregate of 500,000 units, at a price of $0.06 CAD per unit (approximately US$0.04 per unit). Each unit was comprised of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.12 CAD (approximately US$0.09) for a period of 30 months from the closing date. In addition, with the December Offering, the Corporation issued 35,000 units valued at $2,100 CAD (US$1,650), at a price of $0.06 CAD per unit, for services. Each unit issued for services consists of one Common Share and one warrant under the same terms as the December Offering.

On December 17, 2020, the Company closed a non-brokered private placement financing for aggregate gross proceeds of $116,200 CAD (US$89,217) (the “December 17 Offering”). Under the December 17 Offering, the Company issued an aggregate of 1,660,000 units, at a price of $0.07 CAD per unit (approximately US$0.05 per unit). Each unit was comprised of one Common Share and one-half warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.12 CAD (approximately US$0.09) for a period of 30 months from the closing date. In addition, with the December 17 Offering, the Company settled a total of $28,000 CAD (US$21,498) in outstanding debt through the issuance to a creditor of 400,000 units, at a price of $0.07 CAD per unit. In addition to this, the Company also issued 400,000 units at a price of $0.07 CAD per unit, for services valued at $28,000 CAD (US$21,498). Each unit issued in the Debt Settlement and issued for services consists of one Common Share and one-half of warrant under the same terms as the December 17 Offering. In connection with the December 17 Offering, the Company issued 245,000 broker warrants with a fair value of $18,287. The broker warrants have the same terms as the warrants attached to the units.

On December 17, 2020, the Company issued 320,000 for the exercise of stock options. In lieu of cash, the Company settled $19,655 of outstanding debt.